Auditors' Remuneration (Tables)	12 Months Ended
Jun. 30, 2020
Auditor's remuneration [abstract]
Schedule of Auditor's Remuneration
	Consolidated
	2020 A$	2019 A$	2018 A$
Audit and assurance services
PricewaterhouseCoopers in respect of:
Audit (1)	274,000	288,000	288,200
Other assurance services (2)	200,000	—	—
Other audit firms in respect of:
Audit of the Financial Reports of subsidiaries	—	—	—
Total remuneration in respect of audit services	474,000	288,000	288,200

(1)	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.

(2)	Other assurance services consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client. Included in the balance are amounts related to additional regulatory filings during the 2020 financial year. All services provided are considered audit services for the purpose of SEC classification.